Schedule of compensation award to key management (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Related Party Transactions And Balances
Total compensation paid to key management	$ 323,250	$ 360,887	$ 659,000	$ 708,143
Share based payments	$ 304,241	$ 209,613	$ 494,999	$ 363,284